Description of the Plan (Details) - The Magna Group of Companies Retirement Savings Plans		12 Months Ended
	Jan. 01, 2022 age	Dec. 31, 2025 item age	Dec. 31, 2024
Description of the Plan
Description of plan available		true
Minimum service period for Plan eligibility		6 months
Minimum age for Plan eligibility		18
Service period for profit sharing eligibility (in hours) | item		1,000
Minimum amount of compensation eligible for participant contribution (as a percent)		1.00%
Percentage of automatic enrollment for newly hires		6.00%
Percentage of automatic enrollment for newly hires covered under certain bargaining agreements		3.00%
Maximum amount of compensation eligible for participant contribution (as a percent)		50.00%
Employer matching contribution (as a percent)		50.00%	50.00%
Participant compensation matched (as a percent)		6.00%	6.00%
Opt out period		30 days
Employee contribution automatic increase per year (as a percent)		1.00%
Employee contribution after automatic increase (as a percent)		6.00%
Employee contribution automatic increase, threshold (as a percent)		6.00%
Magna Base Contribution (as a percent)	3.00%
Magna Base Contribution, service period	6 months
Magna Base Contribution, minimum age for eligibility	18
Minimum
Description of the Plan
Participant's annual bonus deferral rate (as a percent)		1.00%
Maximum
Description of the Plan
Participant's annual bonus deferral rate (as a percent)		100.00%